Contract Balances	12 Months Ended
Dec. 31, 2022
Contract Balances
Contract Balances

13. Contract Balances

The following table provides information about trade receivables, contract assets, and contracts liabilities with customers:

	As of December 31,
	2020	2021	2022
	RMB	RMB	RMB
Trade receivables	52,871	54,829	36,006
Contract liabilities	135,385	139,155	110,159

Contract assets related to the receipt of the consideration which is conditional on the fulfilment of the warranty service for sales of equipment. As of December 31, 2021 and 2022, the contract assets were nil. Trade receivables are recorded when the right to consideration becomes unconditional.

Contract liabilities mainly relate to the payments received for information service and sales of equipment and maintenance services in advance of performance under the contract. As of December 31, 2021 and 2022, contract liabilities were RMB139,155 and RMB110,159, respectively. The Group’s information service and sales of equipment are provided in a relatively short period, as such the contract liabilities are generally recognized as revenue within three months. The Group’s maintenance services are generally provided over twelve months and the contract liabilities relate to the payments received for maintenance services are generally recognized as revenue within 12 months accordingly.

Revenue recognized that was included in the contract liability balance at the beginning of the years ended December 31, 2020, 2021 and 2022 is RMB93,725, RMB135,385 and RMB118,960, respectively.

As of December 31, 2021 and 2022, the Group does not have material unsatisfied performance obligations with the related contract of duration over one year.